Average Annual Total Returns - Risk-Balanced Commodities Strategy Fund	I OneYear	I FiveYear	I Since Inception	I Inception Date	I Return After Taxes on Distributions OneYear	I Return After Taxes on Distributions FiveYear	I Return After Taxes on Distributions Since Inception	I Return After Taxes on Distributions and Sale of Fund Shares OneYear	I Return After Taxes on Distributions and Sale of Fund Shares FiveYear	I Return After Taxes on Distributions and Sale of Fund Shares Since Inception	I Bloomberg Commodity Total Return Index (reflects no deductions for fees, expenses or taxes) OneYear	I Bloomberg Commodity Total Return Index (reflects no deductions for fees, expenses or taxes) FiveYear	I Bloomberg Commodity Total Return Index (reflects no deductions for fees, expenses or taxes) Since Inception	N OneYear	N FiveYear	N Since Inception	N Inception Date	N Bloomberg Commodity Total Return Index (reflects no deductions for fees, expenses or taxes) OneYear	N Bloomberg Commodity Total Return Index (reflects no deductions for fees, expenses or taxes) FiveYear	N Bloomberg Commodity Total Return Index (reflects no deductions for fees, expenses or taxes) Since Inception	R6 OneYear	R6 FiveYear	R6 Since Inception	R6 Inception Date	R6 Bloomberg Commodity Total Return Index (reflects no deductions for fees, expenses or taxes) OneYear	R6 Bloomberg Commodity Total Return Index (reflects no deductions for fees, expenses or taxes) FiveYear	R6 Bloomberg Commodity Total Return Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	8.15%	6.27%	(3.16%)	Jul. 09, 2012	8.12%	5.35%	(3.66%)	4.84%	4.46%	(2.55%)	(3.12%)	1.03%	(5.97%)	8.11%	6.00%	(3.41%)	Jul. 09, 2012	(3.12%)	1.03%	(5.97%)	8.29%	6.34%	(1.82%)	Sep. 02, 2014	(3.12%)	1.03%	(6.34%)